Debt, Long Term Debt Maturities (Details) $ in Thousands, $ in Millions	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)
Long-term debt maturities [Abstract]
Long-term debt	$ 432,933,859	$ 24,096	$ 463,374,893
2027 [Member]
Long-term debt maturities [Abstract]
Long-term debt	42,013,431
2028 [Member]
Long-term debt maturities [Abstract]
Long-term debt	42,837,154
2029 [Member]
Long-term debt maturities [Abstract]
Long-term debt	54,253,667
2030 [Member]
Long-term debt maturities [Abstract]
Long-term debt	47,390,315
2031 [Member]
Long-term debt maturities [Abstract]
Long-term debt	22,000,000
2032 and thereafter [Member]
Long-term debt maturities [Abstract]
Long-term debt	$ 224,439,292